leases (Tables)	6 Months Ended
Jun. 30, 2020
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$5	$4	$9	$9
Other sublet revenue included in other operating income	7	$—	$1	$1	$1
Lease payments		$98	$81	$200	$184